Putnam
Tax Smart
Equity
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

10-31-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

With a scant four months of operation under its belt, Putnam Tax-Smart Equity Fund has little in the way of performance to show in its initial report to shareholders. The new fund, however, does bring an investment opportunity that should be of interest to a great many investors. It is designed for those who wish to minimize the impact of federal income taxes on their investments.

Quite naturally, the new fund's managers also seek to deliver the highest possible after-tax investment returns. As they have built the portfolio, they have focused on such areas of technology as cable television, telecommunications, and semiconductor companies. The financial sector is also well represented.

As the fund's managers write in the following report, they are optimistic about prospects for the new fund not only in its first full year of operation but over the long term as well.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
December 15, 1999


Report from the Fund Managers

Robert R. Beck
Paul Marrkand
Matthew Halperin
Michael K. Arends

We are pleased to present our first report to shareholders of Putnam Tax Smart Equity Fund, which began operations on July 1, 1999. Your fund got its start during a volatile period and its brief performance history reflects the overall market conditions. From July 1, 1999 through October 31, 1999, the fund's class A share return of -0.23% is in line with its benchmark, the S&P 500 Index, which returned -0.31% for the same period.

Investor nervousness about Federal Reserve Board interest-rate increases, which occurred in June and August, caused some turmoil in the U.S. stock market. After surging past the 11,000 barrier earlier in the year, the Dow Jones Industrial Average plummeted back below 10,000 just before the close of your fund's fiscal year. It had fallen 11.5% below its all-time high, which signaled an official market correction. Despite market conditions and the abbreviated time frame, a number of fund holdings performed quite well during the period.

Total return for period ended 10/31/99*

         Class A             Class B             Class C
       NAV     POP         NAV    CDSC         NAV    CDSC
-----------------------------------------------------------------------
      -0.23%  -5.97%      -0.46%  -5.44%      -0.46%  -1.45%
-----------------------------------------------------------------------

*Since inception on 7/1/99.

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* FUND SEEKS HIGHER AFTER-TAX RETURNS

In discussing the fund's performance for the first time, it is important to outline our investment approach. The fund is designed for investors who wish to minimize the impact of federal income taxes on their investment returns. Therefore, we use a disciplined process to maximize the portfolio's tax efficiency. We seek stocks of large and midsize companies that we believe offer reasonably dependable earnings growth and stocks that are priced significantly lower than their absolute and relative long-term worth. Of course, before investing in any stock, we carefully consider the potential tax consequences of our investment decision. We also invest with a long-term perspective, seeking to trade less frequently in order to limit capital gains distributions and deliver higher after-tax returns.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics and
electrical equipment              16.3%

Broadcasting                      16.2%

Telecommunications                10.5%

Insurance and
finance                           10.4%

Computer services
and software                       9.2%

Footnote reads:
*Based on net assets as of 10/31/99. Holdings will vary over time.


* CABLE AND TECHNOLOGY STOCKS BOOST PERFORMANCE

During the period, the fund benefited from holdings in the booming technology sector, which began an impressive rally late in the period. Three days after the close of the period, the Nasdaq Composite Index, a common measure for technology stock performance, closed above 3,000 for the first time in its history, followed by seven consecutive record closes. The fund's technology holdings included software companies such as Computer Associates and Oracle Corp. While these holdings and others discussed in this report were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.


"The stock market was good to a lot of investors last year. It was even better to the government, as some chastened taxpayers are finding out. Across the country millions of investors have been filling out Schedule D, plugging in numbers from their bountiful capital gains and finding they owe a lot of tax."

-- The Washington Post, April 11, 1999


Many companies outside the technology sector have also taken advantage of skyrocketing demands for complex computer data. One example is cable television, an industry that has changed dramatically since its beginnings as a service to improve TV reception. Today cable companies are providing technologically advanced networks that combine high-speed Internet access, telecommunications, and digital services. To respond to complex demands of businesses and consumers, the cable industry has undergone a revolution that has included intense competition and rapid consolidation as companies try to grab a larger share of this lucrative market.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

AT&T Corp.-Liberty Media Group
Broadcasting

Motorola, Inc.
Electronics and electrical equipment

General Electric Co.
Electronics and electrical equipment

Microsoft Corp.
Computer services and software

MediaOne Group, Inc.
Broadcasting

Citigroup, Inc.
Insurance and finance

Lucent Technologies, Inc.
Telecommunications

Firstar Corp.
Banking

CBS Corp.
Broadcasting

Tyco International Ltd.
Conglomerate

Footnote reads:
These holdings represent 44.4% of the fund's net assets as of 10/31/99. Portfolio holdings will vary over time.


AT&T-Liberty Media is a fund holding that has reaped the rewards of the cable and technology revolution. A subsidiary of AT&T Corp., this company is involved in some of the world's fastest-growing market segments. It provides programming services through all media formats, including electronic retailing and direct marketing, wireless communications services, and high-speed Internet services. Liberty holds equity positions in nearly 100 cable channels, including BET, Discovery Channel, E!, Encore, QVC, and USA Networks. Liberty also has numerous positions in overseas cable systems, many of which are in their infancy and are expected to experience incredibly rapid growth. The company has 95% ownership of Liberty Digital, which includes music and online properties.

* SEIZING GROWTH POTENTIAL IN TELECOM AND SEMICONDUCTORS

In the telecommunications sector, the stock of Sprint FON Group was another top contributor to the fund's performance. In the final month of the period, Sprint, which operates the third largest wireless telecommunications network in the nation, agreed to merge with MCI WorldCom in a $129 billion transaction -- the largest corporate merger in history. MCI is the second-largest long-distance phone company in the United States, providing telecommunications services to businesses, governments, and consumers from a network of fiber-optic cables and digital microwave and satellite stations. The merger will give MCI access to the booming wireless market, which will be used increasingly for Internet access and data services. We believe this stock is attractively valued, as the combined company will be positioned as one of the world's premier full-scale telecommunications providers.

The fund is also positioned to take advantage of the semiconductor sector, which is expected to grow rapidly after an extended period of weakness. Fund holding Motorola, the third largest maker of semiconductors, should benefit as demand explodes for semiconductor-powered wireless phones, cars, televisions, and other devices. Motorola's communications businesses also offer outstanding growth potential. Cellular devices make up nearly 40% of Motorola's sales and other products include two-way radios, pagers, computers, and networking equipment. Motorola is keeping pace with the industry's astounding advances by expanding its software operations to add Internet access to its phones and other electronic devices. It is also working on third-generation cell phones that can send video transmissions.

* FOCUS ON MEDIA SECTOR CONTINUES

At the close of the period, our outlook was positive for stocks in the media sector, as many of these companies were reaping the rewards of Internet growth. Internet companies continue to advertise through traditional methods and those looking to build brand recognition are turning to broadcasting and media outlets such as fund holding CBS Corp. This media giant consists of radio and TV broadcasting businesses as well as cable programming operations. The company also owns part of Internet financial news service MarketWatch.com and CBSHealthWatch, a consumer health-care Web site created Medscape, Inc.

In the fund's financial sector, the stock of Citigroup was a highlight. Citigroup is the world's largest financial services company, formed by the merger of Citicorp and Travelers Group in 1998. Its businesses include insurance giant Travelers, banking leader Citibank, and the Wall Street firm Salomon Smith Barney. In addition to being the world leader in financial services, the company has initiated cost-cutting programs, is diversifying its product lines, and is focusing on building a strong Internet presence.

* CAUTIOUS OPTIMISM FOR NEW FISCAL YEAR

As we begin the fund's first full fiscal year, we recognize that more market volatility is likely, especially as we approach the year 2000. However, we are pleased with the performance and positioning of the portfolio thus far and we're optimistic about the opportunities available from reasonably priced large and midsize growth stocks. We believe our disciplined investment process and our research-driven stock selection will allow the fund to deliver attractive after-tax returns in the years to come.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 10/31/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Smart Equity Fund, designed for investors seeking long-term growth of capital on an after-tax basis, invests primarily in common stocks of U.S. companies.


TOTAL RETURN FOR PERIOD ENDED 10/31/99

                        Class A           Class B            Class C
(inception dates)      (7/1/99)          (10/1/99)          (10/1/99)
                     NAV      POP      NAV      CDSC      NAV      CDSC
----------------------------------------------------------------------------
Life of fund        -0.23%   -5.97%   -0.46%   -5.44%    -0.46%   -1.45%
----------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 10/31/99

                             S&P               Consumer
                          500 Index           price index
----------------------------------------------------------------------------
Life of fund               -0.31%                1.20%
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A shares reflect the current maximum initial sales charges of 5.75%. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. For a portion of this period, the fund was offered on a limited basis and had limited assets.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 7/1/99

                 Fund's class A          S&P 500          Consumer price
Date              shares at POP           Index               index

7/1/99               9,425               10,000              10,000
7/31/99              9,079                9,688              10,030
8/31/99              8,844                9,640              10,054
9/30/99              8,940                9,376              10,102
10/31/99            $9,403               $9,969             $10,120

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $9,954 ($9,456 with the contingent deferred sales charge) and the fund's class C shares would have been valued at $9,954 ($9,855 with the contingent deferred sales charge). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION PERIOD ENDED 10/31/99

                            Class A          Class B          Class C
                          NAV     POP           NAV             NAV
---------------------------------------------------------------------------
Distributions (number)*    --      --            --              --
---------------------------------------------------------------------------
Share value:              NAV      POP          NAV             NAV
---------------------------------------------------------------------------
7/1/99                  $8.69    $9.22           --              --
---------------------------------------------------------------------------
10/1/99+                   --       --        $8.35           $8.35
---------------------------------------------------------------------------
10/31/99                 8.67     9.20         8.67            8.67
---------------------------------------------------------------------------

*The fund did not make any distributions during the period.

+Inception of class B and class C shares.


TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                         Class A           Class B*           Class C*
(inception dates)        (7/1/99)         (10/1/99)          (10/1/99)
                       NAV      POP     NAV      CDSC      NAV      CDSC
---------------------------------------------------------------------------
Life of fund         -3.91%   -9.44%  -4.13%    -8.93%   -4.13%    -5.09%
---------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.

*Derived from historical performance of class A shares; see explanation on page 6.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Standard & Poor's 500 Composite Stock Price Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at

http://www.putnaminv.com


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


Report of independent accountants
For the period July 1, 1999 through October 31, 1999

To the Trustees of Putnam Tax Managed Funds Trust and
Shareholders of Putnam Tax Smart Equity Fund
(a series of Putnam Tax Managed Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Tax Smart Equity Fund (the "fund") at October 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 13, 1999




The fund's portfolio
October 31, 1999

COMMON STOCKS (98.0%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Banks (3.7%)
--------------------------------------------------------------------------------------------------------------------------
             63,594  Firstar Corp.                                                                          $    1,868,074

Biotechnology (0.2%)
--------------------------------------------------------------------------------------------------------------------------
                600  Genentech, Inc.                                                                                87,450

Broadcasting (16.2%)
--------------------------------------------------------------------------------------------------------------------------
              3,900  AMFM, Inc. (NON)                                                                              273,000
             88,895  AT&T Corp. -- Liberty Media Group Class A (NON)                                             3,528,020
             34,830  CBS Corp. (NON)                                                                             1,700,139
             14,000  Infinity Broadcasting Corp. Class A (NON)                                                     483,875
             30,500  MediaOne Group, Inc. (NON)                                                                  2,167,406
                                                                                                            --------------
                                                                                                                 8,152,440

Business Equipment and Services (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             38,575  Cendant Corp. (NON)                                                                           636,488
              7,160  Convergys Corp. (NON)                                                                         140,068
              2,808  EMC Corp. (NON)                                                                               204,984
                                                                                                            --------------
                                                                                                                   981,540

Chemicals (1.8%)
--------------------------------------------------------------------------------------------------------------------------
              7,161  Minnesota Mining & Manufacturing Co.                                                          680,743
              4,635  Praxair, Inc.                                                                                 216,686
                                                                                                            --------------
                                                                                                                   897,429

Computer Equipment (1.3%)
--------------------------------------------------------------------------------------------------------------------------
              6,030  Sun Microsystems, Inc. (NON)                                                                  638,049

Computer Services and Software (9.2%)
--------------------------------------------------------------------------------------------------------------------------
              8,180  BMC Software, Inc. (NON)                                                                      525,054
             11,800  Computer Associates International, Inc.                                                       666,700
              6,600  Electronic Data Systems Corp.                                                                 386,100
             25,475  Microsoft Corp. (NON)                                                                       2,358,029
             14,735  Oracle Corp. (NON)                                                                            700,833
                                                                                                            --------------
                                                                                                                 4,636,716

Conglomerates (3.2%)
--------------------------------------------------------------------------------------------------------------------------
             40,100  Tyco International Ltd.                                                                     1,601,494

Consumer Non Durables (0.9%)
--------------------------------------------------------------------------------------------------------------------------
              7,160  Kimberly-Clark Corp.                                                                          451,975

Electronics and Electrical Equipment (16.3%)
--------------------------------------------------------------------------------------------------------------------------
              3,890  Applied Materials, Inc. (NON)                                                                 349,370
             18,450  General Electric Co.                                                                        2,501,128
             18,990  Intel Corp.                                                                                 1,470,538
              3,850  KLA Tencor Corp. (NON)                                                                        304,871
              2,700  LSI Logic Corp. (NON)                                                                         143,606
             25,825  Motorola, Inc.                                                                              2,516,323
             12,475  Rockwell International Corp.                                                                  604,258
              3,335  STMicroelectronics N.V. ADR (France)                                                          303,068
                                                                                                            --------------
                                                                                                                 8,193,162

Entertainment (0.7%)
--------------------------------------------------------------------------------------------------------------------------
              8,275  Viacom, Inc. Class B (NON)                                                                    370,306

Insurance and Finance (10.4%)
--------------------------------------------------------------------------------------------------------------------------
              5,615  American Express Co.                                                                          864,710
              2,200  American General Corp.                                                                        163,213
              7,343  American International Group, Inc.                                                            755,870
              4,670  Capital One Financial Corp.                                                                   247,510
             39,125  Citigroup, Inc.                                                                             2,117,641
              1,900  Fannie Mae                                                                                    134,425
              3,300  Merrill Lynch & Co., Inc.                                                                     259,050
              6,360  Providian Financial Corp.                                                                     693,240
                                                                                                            --------------
                                                                                                                 5,235,659

Oil and Gas (7.6%)
--------------------------------------------------------------------------------------------------------------------------
              7,160  Chevron, Inc.                                                                                 653,798
             28,850  Conoco, Inc.                                                                                  791,572
             21,320  Halliburton Co.                                                                               803,498
              4,660  Mobil Corp.                                                                                   449,690
              8,290  Royal Dutch Petroleum Co. PLC ADR (Netherlands)                                               496,882
              4,611  Schlumberger Ltd.                                                                             279,254
             10,155  Unocal Corp.                                                                                  350,348
                                                                                                            --------------
                                                                                                                 3,825,042

Packaging and Containers (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             10,005  Sealed Air Corp. (NON)                                                                        554,027

Paper and Forest Products (1.4%)
--------------------------------------------------------------------------------------------------------------------------
              3,365  Weyerhaeuser Co.                                                                              200,848
             11,800  Willamette Industries, Inc.                                                                   490,438
                                                                                                            --------------
                                                                                                                   691,286

Pharmaceuticals (7.2%)
--------------------------------------------------------------------------------------------------------------------------
              4,630  Amgen Inc.                                                                                    369,243
              9,400  Johnson & Johnson                                                                             984,650
             11,605  Merck & Co., Inc.                                                                             923,322
             11,700  Pfizer, Inc.                                                                                  462,150
              9,179  Pharmacia & Upjohn, Inc.                                                                      495,092
              5,090  Warner-Lambert Co.                                                                            406,245
                                                                                                            --------------
                                                                                                                 3,640,702

Retail (2.3%)
--------------------------------------------------------------------------------------------------------------------------
             21,300  TJX Cos., Inc. (The)                                                                          577,763
              8,775  Tandy Corp.                                                                                   552,277
                                                                                                            --------------
                                                                                                                 1,130,040

Telecommunications (10.5%)
--------------------------------------------------------------------------------------------------------------------------
              7,270  ADC Telecommunications Inc. (NON)                                                             346,688
              3,900  Adelphia Communications Corp. (NON)                                                           213,038
              8,265  Corning Inc.                                                                                  649,835
             30,810  Lucent Technologies, Inc.                                                                   1,979,543
              1,351  Nokia Corp. ADR (Finland)                                                                     156,125
              3,275  QUALCOMM, Inc. (NON)                                                                          729,506
              3,600  Sprint Corp. (FON Group) (NON)                                                                267,525
             11,595  Sprint Corp. (PCS Group)                                                                      961,660
                                                                                                            --------------
                                                                                                                 5,303,920

Utilities (2.0%)
--------------------------------------------------------------------------------------------------------------------------
             15,255  Bell Atlantic Corp.                                                                           990,622
                                                                                                            --------------
                     Total Common Stocks (cost $46,684,129)                                                 $   49,249,933

SHORT-TERM INVESTMENTS (3.2%) (cost $1,586,000) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $1,586,000  Interest in $462,305,000 joint repurchase agreement dated October 29, 1999 with S. B. C. Warburg Inc.
                       due November 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $1,586,690 for an effective yield of 5.22%                                           $    1,586,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $48,270,129) (b)                                               $   50,835,933
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $50,273,479.

  (b) The aggregate identified cost on a tax basis is $48,272,160, resulting in gross unrealized appreciation and depreciation of $3,098,658 and $534,885, respectively, or net unrealized appreciation of $2,563,773.

(NON) Non-income-producing security.

      ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
October 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $48,270,129) (Note 1)                                              $50,835,933
-----------------------------------------------------------------------------------------------
Cash                                                                                        260
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                         9,298
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                7,515,707
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          862,328
-----------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                                      10,245
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                         30,848
-----------------------------------------------------------------------------------------------
Total assets                                                                         59,264,619

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      8,912,633
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               39,000
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                2,349
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                19
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  3
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   12,367
-----------------------------------------------------------------------------------------------
Payable for organization fees and offering costs (Note 1)                                 4,273
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   20,496
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     8,991,140
-----------------------------------------------------------------------------------------------
Net assets                                                                          $50,273,479

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                  $48,128,979
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                  (421,304)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            2,565,804
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                          $50,273,479

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($23,856,630 divided by 2,751,699 shares)                                                 $8.67
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.67)*                                    $9.20
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($22,535,292 divided by 2,598,803 shares) **                                              $8.67
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($3,881,557 divided by 447,614 shares) **                                                 $8.67
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period July 1, 1999 to October 31, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $44)                                                $   14,146
-----------------------------------------------------------------------------------------------
Interest                                                                                  7,091
-----------------------------------------------------------------------------------------------
Total investment income                                                                  21,237

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         19,171
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            3,729
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           160
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                              5
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                     2,594
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                     8,481
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                     1,291
-----------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                                   5,819
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  10,507
-----------------------------------------------------------------------------------------------
Registration fees                                                                        12,508
-----------------------------------------------------------------------------------------------
Auditing                                                                                 32,220
-----------------------------------------------------------------------------------------------
Legal                                                                                     1,787
-----------------------------------------------------------------------------------------------
Postage                                                                                     481
-----------------------------------------------------------------------------------------------
Other                                                                                       603
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                          (52,756)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           46,600
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,697)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             44,903
-----------------------------------------------------------------------------------------------
Net investment loss                                                                     (23,666)
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (350,509)
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts during the period (Note 1)                            4,225
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                          2,419,708
-----------------------------------------------------------------------------------------------
Net gain on investments                                                               2,073,424
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $2,049,758
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                   July 1, 1999
                                                                                                  to October 31
                                                                                                           1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                 $   (23,666)
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                       (346,284)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                            2,419,708
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                  2,049,758
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                    45,156,270
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                         47,206,028

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                          3,067,451
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $--)                                $50,273,479
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

Class A
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                        July 1, 1999
operating performance                                                                                           to October 31
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                  $8.69
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (b)(d)                                                                                            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                   (.01)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                 (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                        $8.67
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                               (0.23)*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                     $23,857
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                           .44*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                          (.16)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                               30.65*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.05, $0.02 and $0.02 per class A, B, and C share, respectively. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

Class B
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 For the period
Per-share                                                                                                       October 1, 1999+
operating performance                                                                                            to October 31
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                  $8.35
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (b)(d)                                                                                            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                    .33
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                  .32
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                        $8.67
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                3.83*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                     $22,535
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                           .19*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                          (.12)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                               30.65*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.05, $0.02 and $0.02 per class A, B, and C share, respectively. (Note 2)




Financial highlights
(For a share outstanding throughout the period)

Class C
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                For the period
Per-share                                                                                                      October 1, 1999+
operating performance                                                                                           to October 31
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                  $8.35
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss (a)(c)                                                                                            (.01)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                    .33
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                  .32
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                        $8.67
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                3.83*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                      $3,882
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                           .19*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                          (.12)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                               30.65*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses for the fund reflect a reduction of $0.05, $0.02 and $0.02 per class A, B, and C share, respectively. (Note 2)



Notes to financial statements
October 31, 1999

Note 1
Significant accounting policies

Putnam Tax Smart Equity Fund (the "fund") is a series of Putnam Tax Managed Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital on an after-tax basis by investing mainly in common stocks of U.S. companies, including both growth and value stocks that Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes have potential for long-term growth.

The financial statements present information for the period July 1, 1999 (the effective date of registration of the fund with the Securities and Exchange Commission) through October 31, 1999. Financial information for the period prior to July 1, 1999 is discussed in Note 5.

The fund offers class A, class B and class C shares. The fund began offering class A shares on July 1, 1999 and class B and C shares on October 1, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Swap contracts The fund may engage in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended October 31, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1999, the fund had a capital loss carryover of approximately $420,000 available to offset future net capital gain, if any, which will expire on October 31, 2007.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, net operating loss, swap income and organizational costs. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended October 31, 1999, the fund reclassified $22,076 to decrease net investment loss and $27,291 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $5,215. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $29,801. The offering costs of $22,801 are being amortized on a straight line basis over a twelve month period. The organization costs of $7,000 were expensed as incurred. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, and 0.43% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through October 31, 2000, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc., and payments under the Trust's distribution plan) would exceed an annual rate of 1.25% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period July 1, 1999 through October 31, 1999, fund expenses were reduced by $1,697 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, and class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class C shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class C shares respectively.

For the period July 1, 1999 through October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $64,053 from the sale of class A shares, and received $566 and no monies in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended October 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $20 on class A redemptions.

Note 3
Purchases and sales of securities

During the period ended October 31, 1999, cost of purchases and proceeds from sales of investment securities, other than short-term investments, aggregated $47,824,437 and $3,600,675, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At October 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                  For the period July 1, 1999
                                                          to October 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,456,870        $20,396,153
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 2,456,870         20,396,153

Shares
repurchased                                        (58,112)          (487,918)
-----------------------------------------------------------------------------
Net increase                                     2,398,758        $19,908,235
-----------------------------------------------------------------------------

                                               For the period October 1, 1999
                                                 (commencement of operations)
                                                          to October 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,600,221        $21,537,910
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                 2,600,221         21,537,910

Shares repurchased                                  (1,418)           (11,319)
-----------------------------------------------------------------------------
Net increase                                     2,598,803        $21,526,591
-----------------------------------------------------------------------------

                                               For the period October 1, 1999
                                                 (commencement of operations)
                                                          to October 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        447,614         $3,721,444
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                           --                 --
-----------------------------------------------------------------------------
                                                   447,614          3,721,444

Shares repurchased                                      --                 --
-----------------------------------------------------------------------------
Net increase                                       447,614         $3,721,444
-----------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on April 6, 1999. During the period April 6, 1999 to April 14, 1999, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 and the issuance of 352,941 class A shares to Putnam Investments, Inc. on April 14, 1999.

From April 15, 1999 (commencement of operations) to June 30, 1999, the fund began carrying out its investment objective with the initial capital contribution. During this period the fund had $1,590 of net investment income, $80,235 of net realized losses, and $146,096 of net unrealized appreciation on investments. The net assets at June 30, 1999 were $3,067,451.

Effective July 1, 1999 the fund was registered under the Securities Act of 1933.

At October 31, 1999, Putnam Investments, Inc. owned 352,941 of class A shares of the fund (12.8% of class A shares outstanding), valued at $3,059,998.


Federal tax information
(Unaudited)

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

John J. Morgan, Jr.
Vice President

Justin Scott
Vice President

Robert R. Beck
Vice President and Fund Manager

Paul Marrkand
Vice President and Fund Manager

Matthew Halperin
Vice President and Fund Manager

Michael K. Arends
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Tax Smart Equity Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


AN070-56826 2MI 12/99